Leases	12 Months Ended
Jun. 30, 2024
Leases
Leases

8 Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has entered six lease agreements, including four for office premises, one for clinic premise and one for pharmacy premise, with lease terms ranging from 1 to 2 years. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year.

Incremental rate applied to ROU and lease liabilities calculation refer to the central bank of Singapore.

As of June 30, 2024, the Company subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Office premises, Vision exchange #07-08	2 years
Office premises, Vision exchange #07-06/07	2 years
Office premises, Vision exchange #07-04	2 years
Office premises, Icon 4 Tower #243A	2 years
City Gate, Clinic #01-12	2 years
City Gate, Clinic #02-52	1 year

(a) Amount recognized in the consolidated balance sheet:

	As of June, 30
	2024	2023
	US$	US$

Right-of-use assets – operating leases	370,607	393,198
Lease liabilities
Current	240,090	154,604
Non-current	135,920	241,179
	376,010	395,783

(b) A summary of lease cost recognized in the Company’s consolidated statements of operations is as follows:

	As of June, 30
	2024	2023
	US$	US$

Operating lease cost	195,674	112,202

8	Leases (continued)

Other information related to leases in as follows:

	As of June, 30
	2024	2023
	US$	US$

Weighted average remaining lease term (in years)	1.83	2.40

Weighted average discount rate	2.90%	2.90%

As of June 30, 2024, the maturities of the Company’s operating lease liabilities (excluding short-term leases) are as following:

Years ending June 30,	US$
2025	247,832
2026	137,443
Total future minimum lease payments	385,275
Less imputed interest	(9,265)
Present value of operating lease liabilities	376,010
Less: current portion	(240,090)
Long-term portion	135,920